Exploration and Evaluation Assets - Schedule of Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets other than goodwill [abstract]
Exploration and evaluation assets, beginning of year	$ 90,919
Exploration and evaluation expense	(779)	$ (8,896)
Exploration and evaluation assets, end of year	124,355	90,919
Exploration and evaluation assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Exploration and evaluation assets, beginning of year	90,919	168,684
Property acquisitions	39,355	19,519
Divestitures	(2,009)	(2,998)
Exploration and evaluation expense	(779)	(8,896)
Transfers to oil and gas properties	(3,131)	(83,530)
Foreign currency translation	0	(1,860)
Exploration and evaluation assets, end of year	$ 124,355	$ 90,919